Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,900,000,000	1,900,000,000	1,900,000,000
Class A Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,600,000,000	1,600,000,000	1,600,000,000
Common stock, shares issued	3,525,297	3,418,237	3,366,669
Common stock, shares outstanding	3,525,297	3,418,237	3,366,669
Class X Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	2,729,005	2,825,006	2,825,006
Common stock, shares outstanding	2,729,005	2,825,006	2,825,006
Class C Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0